Non-Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-Financial Assets
Advance payments	€ 4,069	€ 8,113
Prepaid expenses	9,418
Total non-current non-financial assets	13,487	8,113
Value added tax claims	1,696	12,602
Prepaid expenses	16,241	9,924
Miscellaneous other current non-financial assets	711	468
Total current non-financial assets	18,648	22,994
Total non-financial assets	€ 32,135	€ 31,107